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                   [LETTERHEAD OF JOHN HANCOCK APPEARS HERE]


                                       March 12, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Mutual Variable Life Insurance Account UV
     File No. 33-63842
     CIK 0000906470

     Rule 497(j) Filing

Commissioners:

     Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

     (1) the form of the scheduled premium policy prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement and

     (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.

     If you have any questions with respect to this submission, please do not hesitate to call me at (617)572-9193.

                                       Very truly yours,


                                       /s/ FRANCIS C. CLEARY, JR.
                                       Francis C. Cleary, Jr.
                                       Vice President and Counsel

cc: L. Mangan, S. DaDalt